Leases (Details) - Schedule of Maturities of Lease Liabilities	Jun. 30, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
Remainder of 2023	$ 1,234,527
2024	2,377,158
2025	2,108,601
2026	1,969,693
2027	1,973,017
Thereafter	7,303,476
Total lease payments	16,966,472
Less: imputed interest	(2,850,805)
Present value of lease liabilities	$ 14,115,667